Subsequent Events (Details) - USD ($)					1 Months Ended			3 Months Ended	6 Months Ended
	Aug. 03, 2023	Aug. 03, 2023	Jul. 13, 2023	Jul. 13, 2023	Aug. 09, 2023	Jun. 28, 2023	Jun. 23, 2023	Mar. 31, 2023	Jun. 30, 2023	Mar. 31, 2022
Subsequent Events (Details) [Line Items]
Cashless warrants								21,031,987	51,250,000
Company shares issued						50,000,000		21,031,987	51,250,000	854,219
Company issued per share (in Dollars per share)						$ 0.045			$ 0.045
Gross proceeds (in Dollars)						$ 2,250,000			$ 2,306,250
Common shares price (in Dollars per share)									$ 0.45
Gross proceeds (in Dollars)								$ 10,936,974	$ 2,306,250
Non-Adjusting Events After Reporting Period [Member]
Subsequent Events (Details) [Line Items]
Company shares issued			51,450,000	51,450,000			50,000,000
Company issued per share (in Dollars per share)			$ 0.045	$ 0.045			$ 0.045
Gross proceeds (in Dollars)			$ 2,315,250	$ 2,315,250			$ 2,250,000
Reverse stock split shares	185,393,404	185,393,404			185,393,404
Stock shares converted	1,853,955	1,853,955